Form N-1A Cover	May 19, 2026
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	BARON ETF TRUST
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	May 19, 2026
Prospectus Date	May 19, 2026